Pension and Other Long-Term Post-Employment Benefits (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 14, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2005	Sep. 30, 2013
Defined Benefit Plan Disclosure [Line Items]
Long-term pension and post retirement benefit obligations		$ 16				$ 17
Discount Rate Assumption		3.00%	4.00%	4.50%
Defined Benefit Plan, Expected Return on Plan Assets		4.50%	4.50%	4.50%	4.50%
Discount rate		3.00%	4.00%	4.50%
Future salary increases		2.00%	2.00%	2.00%
Defined Contribution Plan, Expense related to contribution	0.2	1.9	1.5	1.5
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Return on Plan Assets					4.93%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Return on Plan Assets					5.13%
BELGIUM
Defined Benefit Plan Disclosure [Line Items]
Long-term pension and post retirement benefit obligations		16
Accumulated actuarial losses recognized in accumulated other comprehensive income		1.0	3.5
Amounts recognized in other comprehensive income		1.0	1.9	1.0
Defined Benefit Pension Plan expected contribution		1.5
Early retirement Liability		2.3	5.0
Accrued Bonuses, Current		1.0	0.7
Defined Contribution Plan, Expense related to contribution		0.3	0.3	0.3
BELGIUM | Management [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Number of Employees Covered		85
BELGIUM | Employees [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Number of Employees Covered		116
GERMANY
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Number of Employees Covered		6	6
Early retirement Liability		0.6	0.4
Discount rate		3.70%	3.80%
Future salary increases		3.00%	3.00%
Predecessor [Member]
Defined Benefit Plan Disclosure [Line Items]
Long-term pension and post retirement benefit obligations			13
Predecessor [Member] | BELGIUM
Defined Benefit Plan Disclosure [Line Items]
Long-term pension and post retirement benefit obligations			$ 13